Employee Benefit And Retirement Plans Other Postretirement Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 1.0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(0.9)
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	774.8
Defined Benefit Plan, Health Care Cost Trend Rate	7.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2028
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	15.9
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(14.0)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning	166.5	168.1
Service cost-benefits earned during the period	1.3	1.5	1.5
Interest cost on projected benefit obligation	8.3	9.2	9.6
Actuarial gains (losses)	0.3	2.3
Defined Benefit Plan, Benefits Paid	(11.2)	(14.6)
Defined Benefit Plan, Benefit Obligation, Ending	165.2	166.5	168.1
Defined Benefit Plan, Funded Status of Plan	(165.2)	(166.5)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(13.6)	(15.1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(151.6)	(151.4)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(165.2)	(166.5)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	10.8	13.3
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(26.6)	(27.5)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(15.8)	(14.2)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	5.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Health Care Cost Trend Rate	4.50%	4.50%
Service cost-benefits earned during the period	1.3	1.5	1.5
Interest cost on projected benefit obligation	8.3	9.2	9.6
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(2.4)	(2.4)	(2.4)
Defined Benefit Plan, Amortization of Gains (Losses)	1.2	0.9	0
Net periodic pension cost	$ 8.4	$ 9.2	$ 8.7
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.25%	5.75%	6.25%
Defined Benefit Plan, Health Care Cost Trend Rate	4.50%	4.50%	5.00%